UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds
BlackRock International Diversification Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Funds, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2009

Date of reporting period: 12/31/2009

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

BlackRock International

Diversification Fund

OF BLACKROCK FUNDS

ANNUAL REPORT | DECEMBER 31, 2009

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2 BLACKROCK INTERNATIONAL DIVERSIFICATION FUND DECEMBER 31, 2009

Dear Shareholder

In 2009, investors worldwide witnessed a seismic shift in market sentiment as the fear and pessimism that characterized 2008 were replaced by guarded optimism. The single most important reason for this change was the swing from a deep global recession to the beginnings of a global recovery.

At the outset of the year, markets were still reeling from 2008’s nearly unprecedented global financial and economic meltdown. The looming threat of further collapse in global markets prompted stimulus packages and central bank interventions on an extraordinary scale worldwide. Ultimately, these actions helped stabilize the financial system, and the economic contraction began to abate.

Stocks fell sharply to start 2009 as investor confidence remained low on fears of an economic depression. After touching their lows in March, stocks galloped higher as massive, coordinated global monetary and fiscal stimulus began to reflate world economies. Sidelined cash poured into the mar-
kets, triggering a dramatic and steep upward rerating of stocks and other risk assets. The financial sector and low-quality securities that had been battered most in the downturn enjoyed the sharpest recovery. The experience in international markets was similar to that seen in the United States.
European stocks slightly edged out other developed markets for the year, but emerging markets were the clear winners in 2009. To some extent, this outperformance reflected the stronger recoveries in emerging economies and corporate earnings, but emerging market stocks also saw significant expansion in valuations.

The improvement in the economic backdrop was reflected in fixed income markets as well, where non-Treasury assets made a robust recovery. One of the major themes for 2009 was the reversal of the flight-to-quality trade seen in 2008. As investors grew more comfortable with risk, high yield fin-
ished the year as the strongest-performing fixed income sector in both the taxable and tax-exempt space. Overall, the municipal market made a strong showing, outpacing most taxable sectors. Despite fundamental challenges, the technical picture remained supportive of the asset class. Municipal fund inflows had a record-setting year; investor expectations of higher taxes boosted demand; and the Build America Bonds program was deemed a suc-
cess, adding $65 billion of taxable supply to the municipal marketplace in 2009. Notably, the program has alleviated tax-exempt supply pressure and attracted the attention of a global audience.

All told, the rebound in sentiment and global market conditions propelled virtually every major benchmark index into positive territory for both the
6- and 12-month periods, with the notable exception of Treasury bonds, which were negatively affected by rising long-term rates.

Total Returns as of December 31, 2009	6-month	12-month
US equities (S&P 500 Index)	22.59%	26.46%
Small cap US equities (Russell 2000 Index)	23.90	27.17
International equities (MSCI Europe, Australasia, Far East Index)	22.07	31.78
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(1.06)	(9.71)
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	3.95	5.93
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	6.10	12.91
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	21.27	58.76
Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

The market environment improved dramatically in the past year, but uncertainty and risk remain. Through periods of market turbulence, as ever,
BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit the most recent issue of our award-winning Shareholder® magazine at www.blackrock.com/shareholdermagazine. As always, we thank you for entrusting
BlackRock with your investments, and we look forward to continuing to serve you in the new year and beyond.

Announcement to Shareholders

On December 1, 2009, BlackRock, Inc. and Barclays Global Investors, N.A. combined to form one of the world’s preeminent investment management firms. The new company, operating under the BlackRock name, manages $3.346 trillion in assets* and offers clients worldwide a full complement of active management, enhanced and index investment strategies and products, including individual and institutional separate accounts, mutual funds and other pooled investment vehicles, and the industry-leading iShares platform of exchange traded funds.
* Data is as of December 31, 2009.

THIS PAGE NOT PART OF YOUR FUND REPORT 3

Fund Summary as of December 31, 2009

Portfolio Management Commentary

How did the Fund perform?
•The Fund’s Institutional and Investor A Shares outperformed the benchmark Morgan Stanley Capital International (“MSCI”) EAFE Index
for the 12-month period, while Investor C and Class R Shares lagged.

•On December 4, 2009, the Board of Trustees of BlackRock Funds,
on behalf of its series, BlackRock International Diversification Fund
(the “Fund”), approved a proposal to close the Fund to new and subsequent investments and to liquidate the Fund. Accordingly, effec-
tive 4:00 p.m. (Eastern Time) on December 18, 2009, the Fund no
longer accepted orders from new investors or existing shareholders to purchase Fund shares. On February 11, 2010, the net assets of the
Fund were liquidated, and each investor’s shares were redeemed at net asset value.

What factors influenced performance?
•From an asset allocation standpoint, allocation among sub-asset classes was a strong contributor to the Fund’s performance for the year. These decisions were additive during all four quarters.
Performance, in the aggregate, by our selection of underlying managers was the most positive contributor in 2009. In particular, the Fund’s allocations to the BlackRock EuroFund and the
BlackRock Global Emerging Markets Fund, Inc. most benefited
relative performance.

•The Fund benefited from its allocation to BlackRock EuroFund due to the relatively strong performance of this asset class in 2009. We benefited from holding an overweight in this region versus the bench-
mark. Exposure to the relatively robust Brazilian market, particularly companies in domestic-oriented sectors was the key driver of per-
formance in 2009 in the BlackRock Global Emerging Markets Fund,
Inc. Holdings in homebuilders, retailers and airlines were notably strong. The Fund’s overweight in Russia in the latter half of the year was also extremely beneficial, particularly in companies such as fin-
ancial giant Sberbank, which were leveraged in an improving economy

•The only material detractor from the Fund’s performance was its underweight allocation in Japan. Japanese markets performed
relatively well, especially in the second quarter of 2009. Therefore, the Fund’s significant underweight in this market detracted from overall performance.

Describe recent portfolio activity.
•There were no allocation changes made to the Fund during 2009.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information
Percent of
Affiliated
Investment
Portfolio Composition	Companies
Global Equity Funds	100%

Percent of
Affiliated
Investment
Portfolio Holdings	Companies
BlackRock EuroFund, Institutional Shares	56%
BlackRock Pacific Fund, Inc., Institutional Shares	15
BlackRock International Value Fund,
Institutional Shares	15
BlackRock International Opportunities Portfolio
of BlackRock Funds, Institutional Shares	7
iShares MSCI Japan Index Fund	3
BlackRock Global Emerging Markets Fund, Inc.,
Institutional Shares	3
BlackRock Liquidity Funds, TempFund, Institutional Class	1

4 BLACKROCK INTERNATIONAL DIVERSIFICATION FUND DECEMBER 31, 2009

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charges, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
2 The Fund will invest substantially all of its assets in BlackRock international equity mutual funds, called the “underlying funds” and may, on an opportunistic basis, invest up to 15% of its assets in exchange-traded funds (“ETFs”).
3 This unmanaged broad-based index measures the total returns of developed foreign stock markets in Europe, Australasia and the Far East.
4 Commencement of operations.

Performance Summary for the Period Ended December 31, 2009
			Average Annual Total Returns[5]
			1 Year	Since Inception[6]
	6 Month	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge
Institutional	22.32%	32.38%	N/A	0.11%	N/A
Investor A	22.12	32.17	25.23%	(0.12)	(4.29)%
Investor C	21.74	31.12	30.12	(0.85)	(0.85)
Class R	22.03	31.74	N/A	(0.37)	N/A
MSCI EAFE Index	22.07	31.78	N/A	(1.62)	N/A
[5] Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.
[6] The Fund commenced operations on September 26, 2008.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

BLACKROCK INTERNATIONAL DIVERSIFICATION FUND DECEMBER 31, 2009 5

About Fund Performance

•Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•Investor A Shares incur a maximum initial sales charge (front-end load)
of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. In addition, Investor C Shares are subject to a distribution fee of 0.75% and a service fee of 0.25%
per year.

•Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R
Shares are available only to certain retirement plans.

Performance information reflects past performance and does not guar-
antee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares within
30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in the performance tables on the previous page assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distri-
bution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example shown below (which is based on a hypothetical invest-
ment of $1,000 invested on July 1, 2009 and held through December
31, 2009) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’
shareholder reports.

The expenses shown in the table is intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypo-
thetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example
		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	July 1, 2009	December 31, 2009	During the Period[1]	July 1, 2009	Decembe 31, 2009	During the Period[1]
Institutional	$1,000	$1,223.20	$1.12	$1,000	$1,024.19	$1.02
Investor A	$1,000	$1,221.20	$2.52	$1,000	$1,022.93	$2.29
Investor C	$1,000	$1,217.40	$6.71	$1,000	$1,019.15	$6.11
Class R	$1,000	$1,220.30	$3.92	$1,000	$1,021.67	$3.57
[1] For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.20% for Institutional, 0.45% for Investor A, 1.20% for Investor C and 0.70%
for Class R), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
[2] Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

6 BLACKROCK INTERNATIONAL DIVERSIFICATION FUND DECEMBER 31, 2009

Schedule of Investments (Liquidation Basis) December 31, 2009 (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Global Equity Funds — 98.4%
BlackRock EuroFund, Institutional Shares	45,539	$ 589,733
BlackRock Global Emerging Markets Fund, Inc.,
Institutional Shares	1,454	26,122
BlackRock International Opportunities Portfolio
of BlackRock Funds, Institutional Shares	2,300	72,780
BlackRock International Value Fund,
Institutional Shares	7,566	155,486
BlackRock Pacific Fund, Inc., Institutional Shares	8,199	159,300
iShares MSCI Japan Index Fund	3,000	29,220
		1,032,641
Short-Term Securities — 1.1%
BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.11% (a)(b)	11,874	11,874
Total Affiliated Investment Companies
(Cost — $999,386*) — 99.5%		1,044,515
Other Assets Less Liabilities — 0.5%		5,170
Net Assets — 100.0%		$ 1,049,685
* The cost and unrealized appreciation (depreciation) of investments as of
December 31, 2009, as computed for federal income tax purposes, were as follows:
Aggregate cost		$ 1,032,458
Gross unrealized appreciation		$ 12,057
Gross unrealized depreciation		—
Net unrealized appreciation		$ 12,057

(a) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
	Purchase	Sales	Realized
Affiliate	Cost	Cost	Gain (Loss)	Income
BlackRock EuroFund,
Institutional Shares	$400,425	$127,060	$(29,303)	$19,375
BlackRock Global
Emerging Markets
Fund, Inc.,
Institutional Shares	$ 14,056	$ 3,262	$ 140	$ 170
BlackRock International
Opportunities Portfolio
of BlackRock Funds,
Institutional Shares	$ 47,063	$ 12,135	$ (883)	$ 1,136
BlackRock International
Value Fund,
Institutional Shares	$102,547	$ 20,687	$ 3,363	$ 4,386
BlackRock Pacific
Fund, Inc.,
Institutional Shares	$100,411	$ 28,666	$ (4,664)	$ 2,441
iShares MSCI Japan
Index Fund	—	—	—	$ 414
BlackRock Liquidity
Funds, TempFund,
Institutional Shares	$ 11,874[1]	—	—	$ 34
1 Represents net purchase cost.
(b) Represents the current yield as of report date.

•Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 - price quotations in active markets/exchanges for identical assets and liabilities
•Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund's own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indi-
cation of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Fund's investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$ 1,044,515
Level 2	—
Level 3	—
Total	$ 1,044,515

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL DIVERSIFICATION FUND DECEMBER 31, 2009 7

Statement of Assets and Liabilities (Liquidation Basis)
December 31, 2009
Assets
Investments at value — affiliated (cost — $999,386)	$ 1,044,515
Reimbursement from advisor	19,745
Prepaid expenses	1,842
Total assets	1,066,102
Liabilities
Officer’s and Trustees’ fees payable	206
Service and distribution fees payable	196
Administration fees payable	90
Other affiliates payable	61
Other accrued expenses payable	15,864
Total liabilities	16,417
Net Assets	$ 1,049,685
Net Assets Consist of
Paid-in capital	$ 1,054,595
Undistributed net investment income	349
Accumulated net realized loss	(50,388)
Net unrealized appreciation/depreciation	45,129
Net Assets	$ 1,049,685
Net Asset Value
Institutional — Based on net assets of $637,780 and 66,641 shares outstanding, unlimited number of shares authorized, $0.001 par value	$ 9.57
Investor A — Based on net assets of $121,927 and 12,773 shares outstanding, unlimited number of shares authorized, $0.001 par value	$ 9.55
Investor C — Based on net assets of $270,880 and 28,554 shares outstanding, unlimited number of shares authorized, $0.001 par value	$ 9.49
Class R — Based on net assets of $19,098 and 2,000 shares outstanding, unlimited number of shares authorized, $0.001 par value	$ 9.55

See Notes to Financial Statements.

8 BLACKROCK INTERNATIONAL DIVERSIFICATION FUND DECEMBER 31, 2009

Statement of Operations (Liquidation Basis)
Year Ended December 31, 2009
Investment Income
Income — affiliated	$ 27,956
Expenses
Administration	614
Service — Investor A	110
Service and distribution — Investor C	1,101
Service and distribution — Class R	82
Transfer agent — Institutional	180
Transfer agent — Investor A	126
Transfer agent — Investor C	194
Transfer agent — Class R	31
Offering costs	154,631
Professional	73,474
Registration	44,232
Accounting services	31,706
Officer and Trustees	16,488
Printing	5,152
Custodian	2,040
Miscellaneous	11,764
Total expenses	341,925
Less fees waived by advisor	(335,560)
Less fees reimbursed by advisor	(3,234)
Less transfer agent fees reimbursed — class specific	(531)
Total expenses after fees waived	2,600
Net investment income	25,356
Realized and Unrealized Gain (Loss)
Net realized loss from investments — affiliated	(31,347)
Net change in unrealized appreciation/depreciation on investments	156,429
Total realized and unrealized gain	125,082
Net Increase in Net Assets Resulting from Operations	$ 150,438

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL DIVERSIFICATION FUND DECEMBER 31, 2009 9

Statements of Changes in Net Assets
		Period
		September 26,
	Year Ended	2008[2] to
	December 31,	December 31,
Increase (Decrease) in Net Assets:	2009[1]	2008
Operations
Net investment income	$ 25,356	$ 8,025
Net realized loss	(31,347)	(19,041)
Net change in unrealized appreciation/depreciation	156,429	(111,300)
Net increase (decrease) in net assets resulting from operations	150,438	(122,316)
Dividends to Shareholders From
Net investment income:
Institutional	(16,805)	(6,198)
Investor A	(3,068)	(282)
Investor C	(6,001)	(1,264)
Class R	(426)	(282)
Net decrease in net assets resulting from dividends to shareholders	(26,300)	(8,026)
Capital Share Transactions
Net increase in net assets derived from capital share transactions	502,227	553,631
Redemption Fee
Redemption fee	31	—
Net Assets
Total increase in net assets	626,396	423,289
Beginning of period	423,289	—
End of period	$ 1,049,685	$ 423,289
Undistributed net investment income	$ 349	$ 139
[1] Liquidation basis.
[2] Commencement of operations.

See Notes to Financial Statements.

10 BLACKROCK INTERNATIONAL DIVERSIFICATION FUND DECEMBER 31, 2009

Financial Highlights
	Institutional		Investor A
		Period		Period
	Year	September 26,	Year	September 26,
	Ended	2008[2] to	Ended	2008[2] to
	December 31, December 31,		December 31, December 31,
	2009[1]	2008	2009[1]	2008
Per Share Operating Performance
Net asset value, beginning of period	$ 7.42	$ 10.00	$ 7.41	$ 10.00
Net investment income[3]	0.31	0.16	0.63	0.16
Net realized and unrealized gain (loss)	2.09	(2.60)	1.76	(2.61)
Net increase (decrease) from investment operations	2.40	(2.44)	2.39	(2.45)
Dividends from net investment income	(0.25)	(0.14)	(0.25)	(0.14)
Net asset value, end of period	$ 9.57	$ 7.42	$ 9.55	$ 7.41
Total Investment Return[4]
Based on net asset value	32.38%	(24.35)%[5]	32.17%	(24.45)%[5]
Ratios to Average Net Assets
Total expenses	57.68%[6]	127.20%[7,8]	45.55%[6]	127.69%[7,8]
Total expenses after fees waived	0.20%[6]	0.20%[7,8]	0.45%[6]	0.45%[7,8]
Net investment income	3.73%[6]	8.24%[7,8]	7.19%[6]	7.99%[7,8]
Supplemental Data
Net assets, end of period (000)	$ 638	$ 326	$ 122	$ 15
Portfolio turnover	25%	27%	25%	27%
[1] Liquidation basis.
[2] Commencement of operations.
[3] Based on average shares outstanding.
[4] Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.
[5] Aggregate total investment return.
[6] Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 1.04%.
[7] Annualized.
[8] Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 1.08%.

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL DIVERSIFICATION FUND DECEMBER 31, 2009 11

Financial Highlights (concluded)
	Investor C		Class R
		Period		Period
	Year	September 26,	Year	September 26,
	Ended	2008[2] to	Ended	2008[2] to
	December 31, December 31,		December 31, December 31,
	2009[1]	2008	2009[1]	2008
Per Share Operating Performance
Net asset value, beginning of period	$ 7.40	$ 10.00	$ 7.41	$ 10.00
Net investment income[3]	0.40	0.08	0.20	0.15
Net realized and unrealized gain (loss)	1.90	(2.54)	2.15	(2.60)
Net increase (decrease) from investment operations	2.30	(2.46)	2.35	(2.45)
Dividends from net investment income	(0.21)	(0.14)	(0.21)	(0.14)
Net asset value, end of period	$ 9.49	$ 7.40	$ 9.55	$ 7.41
Total Investment Return[4]
Based on net asset value	31.12%	(24.55)%[5]	31.74%	(24.45)%[5]
Ratios to Average Net Assets
Total expenses	51.00%[6]	144.41%[7,8]	61.92%[6]	127.96%[7,8]
Total expenses after fees waived	1.20%[6]	1.20%[7,8]	0.70%[6]	0.70%[7,8]
Net investment income	4.74%[6]	4.90%[7,8]	2.48%[6]	7.73%[7,8]
Supplemental Data
Net assets, end of period (000)	$ 271	$ 67	$ 19	$ 15
Portfolio turnover	25%	27%	25%	27%
[1] Liquidation basis.
[2] Commencement of operations.
[3] Based on average shares outstanding.
[4] Where applicable, total investment returns exclude the effect of any sales charges and include the reinvestment of dividends and distributions.
[5] Aggregate total investment return.
[6] Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 1.04%.
[7] Annualized.
[8] Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 1.08%.

See Notes to Financial Statements.

12 BLACKROCK INTERNATIONAL DIVERSIFICATION FUND DECEMBER 31, 2009

Notes to Financial Statements (Liquidation Basis)

1. Organization and Significant Accounting Policies:

BlackRock International Diversification Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940
Act”), as a non-diversified, open-end management investment company.
The Fund is a series of BlackRock FundsSM which is organized as a
Massachusetts business trust. The Fund’s financial statements are pre-
pared in conformity with accounting principles generally accepted in the
United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.
The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A
Shares are generally sold with a front-end sales charge. Investor C
Shares may be subject to a contingent deferred sales charge. Class R
Shares are sold only to certain retirement or similar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor C and
Class R Shares bear certain expenses related to the shareholder servic-
ing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Fund generally will invest in other open-end investment companies (mutual funds) that are managed by subsidiaries of BlackRock, Inc. (collectively, the “Underlying Funds”).
By owning shares of an Underlying Fund, the Fund indirectly invests, to varying degrees, in securities of US and non-US companies, including small and medium sized companies, and in fixed-income securities.
Equity funds may also include funds that invest in real estate-related and other similar securities, as well as commodities. Fixed income funds may include funds that invest in domestic and non-US bonds, US
Government securities, high yield (or junk) bonds, and cash or money market instruments. In addition, the Underlying Funds may invest in derivatives. On December 4, 2009, the Fund’s Board of Trustees (the
“Board”) approved a proposal to close the Fund to new investors and liquidate the Fund. On or about February 11, 2010, all of the assets of the Fund will be liquidated completely, each investor’s shares will be redeemed at net asset value on the date of liquidation, and the Fund will then be terminated. In connection with liquidation, the Fund adopted the liquidation basis of accounting, which among other things, requires the Fund to record assets and liabilities at their net realizable value and to provide estimated costs of liquidating the Fund to the extent that they are reasonably determinable. Effective December 18, 2009, the Fund no longer accepted orders from new investors or existing shareholders to purchase Fund shares.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: The Fund’s policy is to value instruments at fair value. Equity investments traded on a recognized securities exchange or the NASDAQ
Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by the Board as reflecting fair value
(“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the trans-
actions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.
Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the
Fund are recorded on the ex-dividend dates.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment compa-
nies and to distribute substantially all of its taxable income to its share-
holders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Fund’s US federal tax returns remains open for the year ended December 31, 2009 and the period ended December 31, 2008.
The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Standards: In June 2009, amended guidance
was issued by the Financial Accounting Standards Board (“FASB”) for
transfers of financial assets. This guidance is intended to improve the relevance, representational faithfulness and comparability of the infor-
mation that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s con-
tinuing involvement, if any, in transferred financial assets. The amended guidance is effective for financial statements for fiscal years and interim

BLACKROCK INTERNATIONAL DIVERSIFICATION FUND DECEMBER 31, 2009 13

Notes to Financial Statements (Liquidation Basis) (continued)

periods beginning after November 15, 2009. Earlier application is pro-
hibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date.
Additionally, the enhanced disclosure provisions of the amended guid-
ance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Fund’s financial statements and disclosures, if any, is currently being assessed.

In January 2010, the FASB issued amended guidance for improving disclosure about fair value measurements that adds new disclosure requirements about transfers into and out of Levels 1 and 2 and sep-
arate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant un-
observable inputs (Level 3). It also clarifies existing disclosure require-
ments relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this guidance on the Fund's financial statements and disclosures, if any, is currently being assessed.

Organization and Offering Costs: Offering costs were amortized over a
12-month period beginning with the commencement of operations of the Fund. The advisor reimbursed the Fund $3,234 for organizational expenses, which is shown as fees reimbursed by the advisor in the
Statement of Operations.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America
Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and
Barclays are not.

BlackRock Funds, on behalf of the Fund, entered into an Investment
Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, an indirect, wholly owned subsidiary of
BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. The Manager will not receive an investment advisory fee for the Fund.

The Manager has entered into a separate sub-advisory agreement with BlackRock Financial Management, Inc. (“BFM”), an affiliate of the
Manager. BFM will not receive any sub-advisory fees from the Fund for its sub-advisory services.

State Street Bank and Trust Company (“State Street”) and the Manager
act as co-administrators. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, at an aggregate annual rate of 0.10% of the Fund’s average daily net assets. In addition, State Street and the Manager may, at their discretion, voluntarily waive all or any portion of their administration fees for the Fund.

The Manager has contractually agreed to waive or reimburse fees or expenses (excluding interest expense, acquired fund (underlying fund)
fees and expenses and certain other Fund expenses) in order to limit Fund expenses until the Fund is liquidated. The current expense limitations as a percentage of net assets are as follows: 0.20% for
Institutional Shares, 0.45% for Investor A Shares, 1.20% for Investor C
Shares and 0.70% for Class R Shares. The expense waiver or reimburse-
ment applies to direct Fund expenses only, not expenses attributable to investments in underlying funds. These amounts are shown as fees waived by advisor and as transfer agent fees reimbursed — class specific in the Statement of Operations.

The transfer agent fees reimbursed — class specific amounts were as follows:

Institutional	$ 180
Investor A	$ 126
Investor C	$ 194
Class R	$ 31

If during the Fund’s fiscal year the operating expenses of a share class, that at anytime during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the amount of fees waived or expenses reimbursed during the prior two fiscal years under the agreement provided that: (1) the
Fund has more than $50 million in assets and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or adminis-
trator. In the event the expense limit for a share class is changed subse-
quent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became enti-
tled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

The Fund has entered into a Distribution Agreement and Distribution
Plans with BlackRock Investments, LLC (“BRIL”), which is an affiliate of BlackRock.

14 BLACKROCK INTERNATIONAL DIVERSIFICATION FUND DECEMBER 31, 2009

Notes to Financial Statements (Liquidation Basis) (continued)

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing serv-
ice and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service	Distribution
	Fee	Fee
Investor A	0.25%	—
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Effective December 19, 2009, the Manager agreed to waive the Class C distribution fees.

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service fee and/or distribution fee compensates BRIL and each broker-
dealer for providing shareholder servicing and/or distribution-related services to Investor A, Investor C and Class R shareholders.

For the year ended December 31, 2009, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the
Fund’s Investor A Shares, which totaled $191.

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, serves as transfer agent and dividend disbursing agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes.
Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Pursuant to written agreements, certain affiliates provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the year ended
December 31, 2009, the Fund paid $167 in return for these services, which is included in transfer agent – class specific in the Statement of Operations:

Certain officers and/or trustees of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for com-
pensation paid to the Fund’s Chief Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2009 were $664,502 and $160,463, respectively.

4. Borrowings:

The Fund, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which was renewed until November 2010. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund’s current
Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. Prior to its renewal, the credit agreement had the following terms: 0.02% upfront fee on the agrregate commitment amount which was allocated to the Fund based on its net assets as of October 31, 2008; a commitment fee of 0.08% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of
Operations, and interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one-month LIBOR, plus in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index
(as defined in the credit agreement) on amounts borrowed. Effective
November 2009, the credit agreement was renewed with the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Fund based on its net assets as of October 31,
2009, a commitment fee of 0.10% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the high of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Fund did not borrow under the credit agreement during the year ended December 31, 2009.

5. Income Tax Information:

Reclassification: Accounting principles generally accepted in the United
States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. This reclassification has no effect on net assets or net asset values per share. The following permanent difference as of December
31, 2009 attributable to non-deductible expenses was reclassified to the following accounts:

Undistributed net investment income		$1,154
Paid-in capital		$(1,154)
The tax character of distributions paid during the fiscal years ended
December 31, 2009 and 2008 was as follows:
	12/31/2009	12/31/2008
Distributions paid from
ordinary income	$ 26,300	$ 8,026
As of December 31, 2009, the tax components of accumulated net losses were as follows:
Undistributed ordinary income		$ 349
Capital loss carryforwards		(17,316)
Net unrealized gains*		12,057
Total		$ (4,910)
* The differences between book-basis and tax-basis net unrealized gains were attributable primarily to the tax deferral of losses on wash sales.

BLACKROCK INTERNATIONAL DIVERSIFICATION FUND DECEMBER 31, 2009 15

Notes to Financial Statements (Liquidation Basis) (concluded)

As of December 31, 2009, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated
expiration dates:
Expires December 31,
2016	$ 11,579
2017	5,737
Total	$ 17,316

6. Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the mar-
ket (market risk) or failure of the issuer of a security to meet all of its obligations (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the
Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.

7. Capital Share Transactions:
Transactions in capital shares for each class were as follows:
	Year Ended		Period September 26, 2008[1]
	December 31, 2009		to December 31, 2008
	Shares	Amount	Shares	Amount
Institutional
Shares sold	24,561	$231,198	44,000	$440,000
Shares issued to shareholders in reinvestment of dividends	582	5,593	—	—
Total issued	25,143	236,791	44,000	440,000
Shares redeemed	(2,502)	(24,030)	—	—
Net increase	22,641	$212,761	44,000	$440,000
Investor A
Shares sold	10,516	$ 98,616	2,000	$ 20,000
Shares issued to shareholders in reinvestment of dividends	257	2,462	—	—
Net increase	10,773	$101,078	2,000	$ 20,000
Investor C
Shares sold	19,114	$185,185	8,974	$ 72,649
Shares issued to shareholders in reinvestment of dividends	500	4,766	136	982
Total issued	19,614	189,951	9,110	73,631
Shares redeemed	(170)	(1,563)	—	—
Net increase	19,444	$188,388	9,110	$ 73,631
Class R
Shares sold	—	—	2,000	$ 20,000
Net increase	—	—	2,000	$ 20,000
[1] Commencement of operations.

There is a 2% redemption fee on shares redeemed or exchanged that have been held for 30 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid-in capital.

8. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through March 1, 2010, the date the financial statements were issued.

As described in Note 1, the Board approved a proposal to liquidate the Fund on February 11, 2010, at which time the net assets of the Fund were liqui-
dated and each investor’s shares were redeemed at net asset value.

16 BLACKROCK INTERNATIONAL DIVERSIFICATION FUND DECEMBER 31, 2009

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of BlackRock
International Diversification Fund:

We have audited the accompanying statement of assets and liabilities
(liquidation basis) of BlackRock International Diversification Fund (the
“Fund”), including the schedule of investments (liquidation basis), as of
December 31, 2009, and the related statement of operations (liquida-
tion basis), statement of changes in net assets (liquidation basis), and the financial highlights (liquidation basis) for the year then ended, and the statement of change in net assets and the financial highlights for the period September 26, 2008 (commencement of operations)
through December 31, 2008. These financial statements and financial highlights are the responsibility of the Fund’s management. Our respon-
sibility is to express an opinion on these financial statements and finan-
cial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assur-
ance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over finan-
cial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our proce-
dures included confirmation of the securities owned as of December 31,
2009, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 to the financial statements, the Fund’s Board of Trustees approved a proposal to close the Fund to new investors and liquidate the Fund on or about February 11, 2010. As a result, the Fund changed its basis of accounting from the going concern basis to the liquidation basis effective December 18, 2009.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position
(liquidation basis) of BlackRock International Diversification Fund as of December 31, 2009, the results of its operations (liquidation basis), changes in net assets (liquidation basis), and the financial highlights
(liquidation basis) for the year then ended, and the changes in its net assets and the financial highlights for the period September 26,
2008 (commencement of operations) through December 31, 2008, in conformity with accounting principles generally accepted in the United
States of America.

Deloitte & Touche LLP
Princeton, New Jersey
March 1, 2010

Important Tax Information (Unaudited)

The entire amount of the ordinary distribution paid by BlackRock International Diversification Fund during the fiscal year ended December 31, 2009 consists of qualified dividend income for individuals.

BLACKROCK INTERNATIONAL DIVERSIFICATION FUND DECEMBER 31, 2009 17

Officers and Trustees
Number of BlackRock-
Advised Registered
		Length		Investment Companies
	Position(s)	of Time		(“RICs”) Consisting of
Name, Address	Held with	Served as		Investment Portfolios	Public
and Year of Birth	Trust	a Trustee[2]	Principal Occupation(s) During Past 5 Years	(“Portfolios”) Overseen	Directorships
Non-Interested Trustees[1]
Ronald W. Forbes	Co-Chair of	Since	Professor Emeritus of Finance, School of Business, State University	36 RICs consisting of	None
55 East 52nd Street	the Board	2007	of New York at Albany since 2000.	106 Portfolios
New York, NY 10055	and Trustee
1940
Rodney D. Johnson	Co-Chair of	Since	President, Fairmount Capital Advisors, Inc. since 1987; Director,	36 RICs consisting of	None
55 East 52nd Street	the Board	2007	Fox Chase Cancer Center since 2004; Member of the Archdiocesan	106 Portfolios
New York, NY 10055	and Trustee		Investment Committee of the Archdiocese of Philadelphia since
1941			2004; Director, The Committee of Seventy (civic) since 2006.
David O. Beim	Trustee	Since	Professor of Finance and Economics at the Columbia University	36 RICs consisting of	None
55 East 52nd Street		2007	Graduate School of Business since 1991; Trustee, Phillips Exeter	106 Portfolios
New York, NY 10055			Academy since 2002; Chairman, Wave Hill, Inc. (public garden and
1940			cultural center) from 1990 to 2006.
Dr. Matina Horner	Trustee	Since	Executive Vice President of Teachers Insurance and Annuity Association	36 RICs consisting of
55 East 52nd Street		2004	and College Retirement Equities Fund from 1989 to 2003.	106 Portfolios	NSTAR (electric
New York, NY 10055					and gas utility)
1939
Herbert I. London	Trustee and	Since	Professor Emeritus, New York University since 2005; John M. Olin	36 RICs consisting of	AIMS Worldwide,
55 East 52nd Street	Member of	2007	Professor of Humanities, New York University from 1993 to 2005	106 Portfolios	Inc. (marketing)
New York, NY 10055	the Audit		and Professor thereof from 1980 to 2005; President, Hudson
1939	Committee		Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for
Grantham University since 2006; Director, InnoCentive, Inc.
(strategic solutions company) since 2005; Director, Cerego, LLC
(software development and design) since 2005.
Cynthia A. Montgomery	Trustee	Since	Professor, Harvard Business School since 1989; Director, Harvard	36 RICs consisting of	Newell Rubbermaid,
55 East 52nd Street		2007	Business School Publishing since 2005; Director, McLean Hospital	106 Portfolios	Inc. (manufacturing)
New York, NY 10055			since 2005.
1952
Joseph P. Platt, Jr.	Trustee	Since	Director, The West Penn Allegheny Health System (a not-for-profit	36 RICs consisting of	Greenlight Capital
55 East 52nd Street		2007	health system) since 2008; Director, Jones and Brown (Canadian	106 Portfolios	Re, Ltd (reinsurance
New York, NY 10055			insurance broker) since 1998; General Partner, Thorn Partners, LP		company)
1947			(private investment) since 1998; Partner, Amarna Corporation, LLC
(private investment company) from 2002 to 2008.
Robert C. Robb, Jr.	Trustee	Since	Partner, Lewis, Eckert, Robb and Company (management and	36 RICs consisting of	None
55 East 52nd Street		2007	financial consulting firm) since 1981.	106 Portfolios
New York, NY 10055
1945
Toby Rosenblatt	Trustee	Since	President, Founders Investments Ltd. (private investments) since	36 RICs consisting of	A.P. Pharma, Inc.
55 East 52nd Street		2005	1999; Director, College Access Foundation of California	106 Portfolios	(specialty
New York, NY 10055			(philanthropic foundation) since 2009; Director, Forward		pharmaceuticals)
1938			Management, LLC since 2007; Director, The James Irvine
Foundation (philanthropic foundation) from 1998 to 2008.

Kenneth L. Urish	Chair of	Since	Managing Partner, Urish Popeck & Co., LLC (certified public	36 RICs consisting of	None
55 East 52nd Street	the Audit	2007	accountants and consultants) since 1976; Member of External	106 Portfolios
New York, NY 10055	Committee		Advisory Board, The Pennsylvania State University Accounting
1951	and Trustee		Department since 2001; Trustee, The Holy Family Foundation since
2001; Committee Member, Professional Ethics Committee of the
Pennsylvania Institute of Certified Public Accountants from 2007 to 2010; President and Trustee, Pittsburgh Catholic Publishing
Associates from 2003 to 2008; Director, Inter-Tel from 2006
to 2007.

18 BLACKROCK INTERNATIONAL DIVERSIFICATION FUND DECEMBER 31, 2009

Officers and Trustees (continued)
Number of BlackRock-
Advised Registered
		Length		Investment Companies
	Position(s)	of Time		(“RICs”) Consisting of
Name, Address	Held with	Served as		Investment Portfolios	Public
and Year of Birth	Trust	a Trustee[2]	Principal Occupation(s) During Past 5 Years	(“Portfolios”) Overseen	Directorships
Non-Interested Trustee[1] (concluded)
Frederick W. Winter	Trustee and	Since	Professor and Dean Emeritus of the Joseph M. Katz School of	36 RICs consisting of	None
55 East 52nd Street	Member of	2007	Business, University of Pittsburgh since 2005 and Dean thereof	106 Portfolios
New York, NY 10055	the Audit		from 1997 to 2005; Director, Alkon Corporation (pneumatics)
1945	Committee		since 1992; Director, Tippman Sports (recreation) since 2005;
Director, Indotronix International (IT services) from 2004 to 2008.
[1] Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Trustees who turn 72 prior to December 31, 2013.
[2] Date shown is the earliest date a person has served as a trustee for the Trust covered by this annual report. Following the combination of Merrill Lynch
Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain trustees as joining the Trust’s board in 2007, each trustee first became a member of the board of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Ronald W.
Forbes, 1977; Matina Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, Jr., 1999;
Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999 and Frederick W. Winter, 1999.
Interested Trustees[3]
Richard S. Davis	Trustee	Since	Managing Director, BlackRock, Inc. since 2005; Chief Executive	173 RICs consisting of	None
55 East 52nd Street		2007	Officer, State Street Research & Management Company from 2000	304 Portfolios
New York, NY 10055			to 2005; Chairman of the Board of Trustees, State Street Research
1945			Mutual Funds from 2000 to 2005; Chairman, SSR Realty from 2000 to 2004.
Henry Gabbay	Trustee	Since	Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director,	173 RICs consisting of	None
55 East 52nd Street		2007	BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer,	304 Portfolios
New York, NY 10055			BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock
1947			Funds and BlackRock Bond Allocation Target Shares from 2005 to
2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.
3 Mr. Davis is an “interested person” as defined in the Investment Company Act of 1940, of the Trust based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Trust based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and PNC securities. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
The Board has approved one-year extensions in terms of Trustees who turn 72 prior to December 31, 2013.
Position(s)
Name, Address	Held with	Length of
and Year of Birth	Trust	Time Served	Principal Occupation(s) During Past 5 Years
Trust Officers[1]
Anne F. Ackerley	President	Since	Managing Director of BlackRock, Inc. since 2000; Vice President of the BlackRock-advised funds from 2007 to
55 East 52nd Street	and Chief	2009	2009; Chief Operating Officer of BlackRock’s Global Client Group (GCG) since 2009; Chief Operating Officer
New York, NY 10055	Executive		of BlackRock’s U.S. Retail Group from 2006 to 2009; Head of BlackRock’s Mutual Fund Group from 2000
1962	Officer		to 2006.
Richard Hoemer, CFA	Vice	Since	Managing Director of BlackRock, Inc. since 2000; Co-head of BlackRock’s Cash Management Portfolio
55 East 52nd Street	President	2009	Management Group since 2002; Member of the Cash Management Group Executive Committee since 2005.
New York, NY 10055
1958

BLACKROCK INTERNATIONAL DIVERSIFICATION FUND DECEMBER 31, 2009 19

Officers and Trustees (concluded)
Position(s)
Name, Address	Held with	Length of
and Year of Birth	Trust	Time Served	Principal Occupation(s) During Past 5 Years
Trust Officers[1] (concluded)
Jeffrey Holland, CFA	Vice	Since	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2006 to 2009; Chief Operating
55 East 52nd Street	President	2009	Officer of BlackRock’s U.S. Retail Group since 2009; Co-head of Product Development and Management for
New York, NY 10055			BlackRock’s U.S. Retail Group from 2007 to 2009; Product Manager of Raymond James & Associates from
1971			2003 to 2006.
Brendan Kyne	Vice	Since	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product
55 East 52nd Street	President	2009	Development and Management for BlackRock’s U.S. Retail Group since 2009, Co-head thereof from 2007 to
New York, NY 10055			2009; Vice President of BlackRock, Inc. from 2005 to 2008.
1977
Simon Mendelson	Vice	Since	Managing Director of BlackRock, Inc. since 2005; Chief Operating Officer and head of the Global Client Group for
55 East 52nd Street	President	2009	BlackRock’s Global Cash Management Business since 2007; Head of BlackRock’s Strategy and Development
New York, NY 10055			Group from 2005 to 2007; Partner of McKinsey & Co. from 1997 to 2005.
1964
Brian Schmidt	Vice	Since	Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003
55 East 52nd Street	President	2009	including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial
New York, NY 10055			Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001
1958			to 2003.
Christopher Stavrakos, CFA	Vice	Since	Managing Director of BlackRock, Inc. since 2006; Co-head of BlackRock’s Cash Management Portfolio
55 East 52nd Street	President	2009	Management Group since 2006; Senior Vice President, CIO, and Director of Liability Management for the
New York, NY 10055			Securities Lending Group at Mellon Bank from 1999 to 2006.
1959
Neal J. Andrews	Chief	Since	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund
55 East 52nd Street	Financial	2007	Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
New York, NY 10055	Officer
1966
Jay M. Fife	Treasurer	Since	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the Merrill Lynch
55 East 52nd Street		2007	Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director
New York, NY 10055			of MLIM Fund Services Group from 2001 to 2006.
1970
Brian P. Kindelan	Chief	Since	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of
55 East 52nd Street	Compliance	2007	BlackRock, Inc. since 2005.
New York, NY 10055	Officer
1959
Howard B. Surloff	Secretary	Since	Managing Director and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; General Counsel (U.S.)
55 East 52nd Street		2007	of Goldman Sachs Asset Management, L.P. from 1993 to 2006.
New York, NY 10055
1965
[1] Officers of the Trust serve at the pleasure of the Board.
Further information about the Officers and Trustees is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Investment Advisor	Custodian		Accounting Agent	Distributor	Address of the Fund
BlackRock	State Street Bank and		State Street Bank	BlackRock Investments, LLC	100 Bellevue Parkway
Advisors, LLC	Trust Company		and Trust Company	New York, NY 10022	Wilmington, DE 19809
Wilmington, DE 19809	Boston, MA 02111		Princeton, NJ 08540
Sub-Advisor	Transfer Agent		Independent Registered	Legal Counsel
BlackRock Financial	PNC Global Investment		Public Accounting Firm	Sidley Austin LLP
Management, Inc.	Servicing (U.S.) Inc.		Deloitte & Touche LLP	New York, NY 10019
New York, NY 10055	Wilmington, DE 19809		Princeton, NJ 08540

20 BLACKROCK INTERNATIONAL DIVERSIFICATION FUND DECEMBER 31, 2009

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospec-
tuses by enrolling in the Fund’s electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at
http://www.blackrock.com/edelivery

2) Click on the applicable link and follow the steps to sign up

3) Log into your account

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling (800) 441-7762; (2) at
www.blackrock.com; and (3) on the Securities and Exchange
Commission’s (the “SEC”) website at http://www.sec.gov.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at
www.blackrock.com or by calling (800) 441-7762 and (2) on the
SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference
Room in Washington, D.C. Information on the operation of the Public
Reference Room may be obtained by calling (202) 551-8090. The
Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at
www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK INTERNATIONAL DIVERSIFICATION FUND DECEMBER 31, 2009 21

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal informa-
tion BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regula-
tions require BlackRock to provide you with additional or different pri-
vacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service
Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or serv-
ices that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those
BlackRock employees with a legitimate business need for the informa-
tion. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its
Clients, including procedures relating to the proper storage and disposal of such information.

22 BLACKROCK INTERNATIONAL DIVERSIFICATION FUND DECEMBER 31, 2009

A World-Class Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.
Equity Funds
BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Growth Fund	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global Opportunities Portfolio	BlackRock Mid Cap Value Opportunities Fund
BlackRock Aurora Portfolio	BlackRock Global SmallCap Fund	BlackRock Natural Resources Trust
BlackRock Balanced Capital Fund†	BlackRock Health Sciences Opportunities Portfolio	BlackRock Pacific Fund
BlackRock Basic Value Fund	BlackRock Healthcare Fund	BlackRock Science & Technology
BlackRock Capital Appreciation Portfolio	BlackRock Index Equity Portfolio*	Opportunities Portfolio
BlackRock Energy & Resources Portfolio	BlackRock International Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock International Index Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Value Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock Large Cap Core Fund	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Fundamental Growth Fund	BlackRock Large Cap Core Plus Fund	BlackRock S&P 500 Index Fund
BlackRock Global Allocation Fund†	BlackRock Large Cap Growth Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Value Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Emerging Markets Fund	BlackRock Latin America Fund	BlackRock Value Opportunities Fund
BlackRock Global Financial Services Fund	BlackRock Mid-Cap Growth Equity Portfolio
Fixed Income Funds
BlackRock Bond Portfolio	BlackRock Income Builder Portfolio†	BlackRock Managed Income Portfolio
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Short-Term Bond Fund
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Strategic Income Portfolio
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Total Return Fund
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Yield Bond Portfolio	BlackRock Long Duration Bond Portfolio	BlackRock World Income Fund
BlackRock Income Portfolio†	BlackRock Low Duration Bond Portfolio
Municipal Bond Funds
BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Kentucky Municipal Bond Portfolio	BlackRock New York Municipal Bond Fund
BlackRock California Municipal Bond Fund	BlackRock Municipal Insured Fund	BlackRock Ohio Municipal Bond Portfolio
BlackRock High Yield Municipal Fund	BlackRock National Municipal Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Intermediate Municipal Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Short-Term Municipal Fund
Target Risk & Target Date Funds
BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.
BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at
www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK INTERNATIONAL DIVERSIFICATION FUND DECEMBER 31, 2009 23

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accom-
panied or preceded by the Fund’s current prospectus. Past per-
formance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
Statements and other information herein are as dated and are subject to change.

Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity and the possibility of substantial volatility due to adverse political, economic or other developments.

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

(a) Audit Fees	(b) Audit-Related Fees[1]	(c) Tax Fees[2]	(d) All Other Fees[3]

	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End
BlackRock
International	$15,000	$27,500	$0	$0	$6,100	$6,100	$1,028	$1,049
Diversification Fund

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-
approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the
Committee without consideration on a specific case-by-case basis (“general pre-approval”).
The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the

Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.
Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-
approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable
(g) Affiliates’ Aggregate Non-Audit Fees:
	Current Fiscal Year	Previous Fiscal Year
Entity Name	End	End
BlackRock International	$414,628	$412,149
Diversification Fund

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $407,500, 0%

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – See Item 2

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Funds

Date: February 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: February 23, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: February 23, 2010